PRINCIPAL ACCOUNTING POLICIES - Advance to consumers on behalf of financing partners and Guarantee liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Advance to consumers on behalf of financing partners
Advance to consumers on behalf of financing partners	$ 306	¥ 2,135	¥ 521,908
Guarantee liabilities
Maximum potential future payments under guarantee		¥ 15,500,000	¥ 27,600,000